Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,253,323)	$ (7,589,404)
Adjustments to reconcile net loss to net cash used by operating activities
Stock based compensation	1,203,663	3,122,944
Consulting services paid by issuance of common stock	25,000	44,640
Depreciation expense	1,325	0
Change in assets and liabilities
Increase in prepaid expenses	(10,014)	(87,059)
Decrease in accounts payable and accrued expenses - related party	(51,779)	(988,857)
Increase (decrease) in accounts payable	659,146	(72,734)
Increase in accrued expenses	273,406	37,029
Total adjustments	2,100,747	2,055,963
Net Cash Used in Operating Activities	(7,152,576)	(5,533,441)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(54,943)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of preferred stock, net of transaction costs	0	20,750,000
Proceeds from exercise of common stock warrants	6,132	0
Repayment of advances from related party	0	(4,815)
Net Cash Provided by Financing Activities	6,132	20,745,185
NET (DECREASE) INCREASE IN CASH	(7,201,387)	15,211,744
CASH AT BEGINNING OF YEAR	15,211,744	0
CASH AT END OF YEAR	$ 8,010,357	$ 15,211,744
DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Conversion of Series A convertible redeemable preferred stock to common stock	1,419,410	0